Fees Summary	Dec. 11, 2024 USD ($) shares
Fees Summary [Line Items]
Narrative Disclosure
Narrative - Max Aggregate Offering Price | $	$ 500,000.00
Narrative - Max Aggregate Offering Amount | shares	0
Final Prospectus	true